Transactions and Balances with Related Parties - Schedule of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Transactions with Related Parties [Abstract]
Research and development expenses	$ 40	$ 208
Sale of minority interest in subsidiary	$ 2,985